Segment reporting (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Summary of Information by Segment
December 31, 2012	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$

Net real estate sales	409,866,785	139,120,620	255,431,799	52,228	85,372,969	-	8,204,121	-	898,048,522
Real estate lease income	1,776,271	118,666	12,990	-	-	-	-	1,345,841	3,253,768
Other revenue	835,807	123,393	150,424	-	459,455	-	-	11,927,183	13,496,262

Total revenue	412,478,863	139,362,679	255,595,213	52,228	85,832,424	-	8,204,121	13,273,024	914,798,552
Cost of real estate sales	(255,731,299)	(112,010,770)	(176,713,055)	-	(61,137,449)	-	(6,158,800	181,210	(611,570,163)
Cost of real estate lease income	(772,434)	(104,900)	(614,454)	(51,124)	-	-	-	-	(1,542,912)
Other costs	(5,209,999)	(9,713)	(4,670,571)	(44)	(46,410)	-	(475,005	(11,238,453)	(21,650,195)

Total cost of revenue	(261,713,732)	(112,125,383)	(181,998,080)	(51,168)	(61,183,859)	-	(6,633,805	(11,057,243)	(634,763,270)
Gross profit	150,765,131	27,237,296	73,597,133	1,060	24,648,565	-	1,570,316	2,215,781	280,035,282
Operating expenses	(25,485,569)	(4,401,606)	(10,056,381)	(10,856)	(2,537,960)	(2,133,432)	(852,184	(11,293,434)	(56,771,422)

Operating income/(loss)	125,279,562	22,835,690	63,540,752	(9,796)	22,110,605	(2,133,432)	718,132	(9,077,653)	223,263,860
Interest income	7,435,582	589,441	369,546	373	156,911	418,608	3,643	44,522	9,018,626

Income/(loss) before income taxes	132,715,144	23,425,131	63,910,298	(9,423)	22,267,516	(1,714,824)	721,775	(9,033,131)	232,282,486
Income tax expense	(38,363,911)	(5,566,143)	(22,921,285)	(57,467)	(5,349,292)	(133,390)	(257,547	(1,525,592)	(74,174,627)

Net income/(loss)	94,351,233	17,858,988	40,989,013	(66,890)	16,918,224	(1,848,214)	464,228	(10,558,723)	158,107,859

Depreciation and amortization	912,925	125,461	719,846	52,009	43,883	202,340	-	456,804	2,513,268
Capital expenditure	293,152	15,492	6,942	-	1,267	1,803	-	56,600	375,256
Real estate properties held for sale	-	-	-	-	-	-	11,191,200	-	11,191,200
Real estate properties development completed	164,777	972,064	587,535	278,549	1,155,433	-	-	-	3,158,358
Real estate properties under development (current)	200,523,505	162,469,632	131,597,689	-	2,044,599	170,596,964	55,587,073	-	722,819,462
Real estate properties held for lease	7,559,206	1,706,272	12,351,171	872,834	-	-	-	714,343	23,203,826

Total long-lived assets	20,685,992	1,877,073	12,645,923	873,314	127,070	1,012,336	-	2,816,194	40,037,902
Total assets	738,660,051	272,876,033	306,297,716	9,831,898	114,816,678	23,168,302	30,147,475	70,582,453	1,566,380,606
December 31, 2013	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$

Net real estate sales	378,087,120	290,511,011	186,224,891	-	13,489,121	-	6,614,490	-	874,926,633
Real estate lease income	2,098,415	196,596	576,457	-	-	-	-	3,118,298	5,989,766
Other revenue	242,368	84,040	479,202	-	183,026	-	15,520	15,817,501	16,821,657

Total revenue	380,427,903	290,791,647	187,280,550	-	13,672,147	-	6,630,010	18,935,799	897,738,056
Cost of real estate sales	(225,443,661)	(220,570,567)	(135,087,692)	-	(3,107,736)	-	(6,002,345)	(723,634)	(590,935,635)
Cost of real estate lease income	(1,602,225)	(129,059)	(323,012)	-	-	-	-	458,065	(1,596,231)
Other costs	3,553,561	(512)	3,359,189	-	(56,418)	-	(550)	(13,063,594)	(6,208,324)

Total cost of revenue	(223,492,325)	(220,700,138)	(132,051,515)	-	(3,164,154)	-	(6,002,895)	(13,329,163)	(598,740,190)
Gross profit	156,935,578	70,091,509	55,229,035	-	10,507,993	-	627,115	5,606,636	298,997,866
Operating expenses	(39,956,831)	(6,925,944)	(11,766,051)	(12,908)	(936,011)	(6,670,853)	(1,359,841)	(17,594,048)	(85,222,487)

Operating income/(loss)	116,978,747	63,165,565	43,462,984	(12,908)	9,571,982	(6,670,853)	(732,726)	(11,987,412)	213,775,379
Interest income	9,121,573	749,616	216,008	129	11,819	736,400	3,098	842,844	11,681,487

Interest expense	(778,032)	-	-	-	-	-	-	(16,084,500)	(16,862,532)
Share of loss in an equity investee	(117,188)	-	-	-	-	-	-	-	(117,188)
Other operating income/expense	-	-	-	-	-	1,538,968	-	-	1,538,968
Income/(loss) before income taxes	125,205,100	63,915,181	43,678,992	(12,779)	9,583,801	(4,395,485)	(729,628)	(27,229,068)	210,016,114
Income tax (expense)/benefit	(46,673,642)	(13,936,301)	(16,640,499)	(40,107)	(2,749,642)	1,212,316	(44,335)	(4,787,640)	(83,659,850)

Net income/(loss)	78,531,458	49,978,880	27,038,493	(52,886)	6,834,159	(3,183,169)	(773,963)	(32,016,708)	126,356,264

Depreciation and amortization	1,903,564	147,053	548,699	52,166	3,652	311,673	174	170,141	3,137,122
Capital expenditure	6,672,173	184,084	91,784,366	-	-	936,906	116,597	405,009	100,099,135
Equity investment	5,967,905	-	-	-	-	-	-	-	5,967,905
Real estate properties held for sale	-	-	-	-	-	-	5,524,041	-	5,524,041
Real estate properties development completed	665,410	555,797	19,244,890	287,165	507,026	-	-	-	21,260,288
Real estate properties under development (current)	190,143,709	37,201,975	441,295,792	-	-	198,205,122	65,672,108	-	932,518,706
Real estate properties held for lease	48,011,607	3,602,956	7,712,857	846,903	-	-	-	235,858	60,410,181

Total long-lived assets	106,014,797	4,694,369	12,200,324	847,318	1,649,862	1,664,134	113,296	10,387,542	137,571,642
Total assets	928,034,862	314,799,152	482,414,252	9,494,401	88,642,444	184,288,291	6,530,771	367,895,419	2,382,099,592
December 31, 2014	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	United States	Others	Consolidated
	US$	US$	US$	US$	US$				US$	US$	US$
Net real estate sales	310,236,873	192,437,765	175,960,358	9,912,254	188,579,891	6,526,065	4,109,978	-	4,921,331	141,377	892,825,892
Real estate lease income	2,991,909	218,320	651	-	-	-	-	-	-	1,725,306	4,936,186
Other revenue	110,500	110,166	57,357	29,585	11,717	391	244	-	-	21,665,635	21,985,595

Total revenue	313,339,282	192,766,251	176,018,366	9,941,839	188,591,608	6,526,456	4,110,222	-	4,921,331	23,532,318	919,747,673
Cost of real estate sales	(210,789,926)	(146,862,778)	(138,838,903)	(9,125,435)	(133,519,235)	(4,137,467)	(3,632,997)	-	(4,643,722)	977,293	(650,573,170)
Cost of real estate lease income	(2,574,534)	29,388	(575,529)	-	-	-	-	-	-	(52,540)	(3,173,215)
Other costs	(1,804,955)	(1,303,518)	(391,538)	(16,975)	(364,326)	(17)	(32,560)	-	-	(19,921,843)	(23,835,732)

Total cost of revenue	(215,169,415)	(148,136,908)	(139,805,970)	(9,142,410)	(133,883,561)	(4,137,484)	(3,665,557)	-	(4,643,722)	(18,997,090)	(677,582,117)
Gross profit	98,169,867	44,629,343	36,212,396	799,429	54,708,047	2,388,972	444,665	-	277,609	4,535,228	242,165,556
Operating expenses	(58,981,130)	(8,891,116)	(12,928,183)	(3,229,614)	(27,689,927)	(3,855,809)	(3,234,163)	(2,353,439)	(5,783,635)	(18,169,045)	(145,116,061)

Operating income/(loss)	39,188,737	35,738,227	23,284,213	(2,430,185)	27,018,120	(1,466,837)	(2,789,498)	(2,353,439)	(5,506,026)	(13,633,817)	97,049,495
Interest income	10,797,806	903,353	471,254	8,312	375,674	4,974	16,913	9,647	-	1,989,389	14,577,322
Interest expense	(471,635)	-	-	-	-	-	-	-	-	(27,729,132)	(28,200,767)
Net realized gain on short-term investments	3,128,014	-	-	-	-	-	-	-	-	-	3,128,014
Share of income (loss) in an equity investee	(1,691,897)	-	-	-	-	-	-	-	-	-	(1,691,897)
Loss on extinguishment of debt	-	-	-	-	-	-	-	-	-	(9,848,931)	(9,848,931)
Exchange gains	706,108	-		-	-	-	-	-	-	-	706,108
Unrealized income on short-term investments	120,146	-	-	-	1,887	-	-	-	-	-	122,033
Other income	-	3,212,606	-	-	-	-	-	-	-	-	3,212,606

Income/(loss) before income taxes	51,777,279	39,854,186	23,755,467	(2,421,873)	27,395,681	(1,461,863)	(2,772,585)	(2,343,792)	(5,506,026)	(49,222,491)	79,053,983
Income tax benefit/(expense)	1,897,892	(9,997,111)	(3,452,056)	681,784	(18,646,689)	(737,457)	(543,422)	(505,771)	2,243,056	(1,497,844)	(30,557,618)

Net income/(loss)	53,675,171	29,857,075	20,303,411	(1,740,089)	8,748,992	(2,199,320)	(3,316,007)	(2,849,563)	(3,262,970)	(50,720,335)	48,496,365

Depreciation and amortization	5,056,099	255,701	684,087	38,685	446,531	95,456	24,944	35,727	147,349	213,543	6,998,122
Capital expenditure	6,317,246	187,745	175,551	296,976	57,767	698,842	242,276	371,198	10,130,497	217,835	18,695,933
Real estate properties development for sale	-	-	-	-	-	-	-	-	1,185,217	-	1,185,217
Real estate properties development completed	10,174,728	778,376	1,069,768	-	-	-	-	-	-	286,127	12,308,999
Real estate properties under development (current)	122,442,706	230,512,631	476,026,887	213,243,863	124,555,677	80,188,420	145,738,966	192,275,659	119,947,878	9,642,365	1,714,575,052
Real estate properties held for lease	45,892,107	5,053,480	17,464,831	-	-	-	-	-	-	813,330	69,223,748

Total long-lived assets	91,997,422	7,323,161	23,139,244	10,904,402	3,896,449	690,086	528,484	761,721	11,488,178	10,338,428	161,067,575
Total assets	868,110,770	501,351,668	642,378,579	125,561,644	427,431,672	52,944,306	99,029,288	197,356,138	36,990,997	280,371,172	3,231,526,234